Accounts Receivable (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finance Receivable Transferred To Held For Sale [Line Items]
Accounts receivable, net	$ 193.5	$ 167.7
Allowances for doubtful accounts	0	0
Percentage of accounts receivable threshold	10.00%
Trade receivables impaired	$ 0	$ 0